Form N-1A Cover	Apr. 29, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BONDBLOXX ETF TRUST
Entity Central Index Key	0001879238
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 29, 2026
Prospectus Date	Feb. 28, 2026